RECENT ACCOUNTING PRONOUNCEMENTS	21 Months Ended
Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 4. RECENT ACCOUNTING PRONOUNCEMENTS

To date, there have been no recent accounting pronouncements not yet effective that have significance, or potential significance, to our Consolidated Financial Statements.